SCHEDULE OF STOCK OPTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Total Options Outstanding, Outstanding beginning balance	284,437	179,107
Weighted Average Exercise Price, Outstanding beginning balance	$ 49.67	$ 22.73
Weighted Average Remaining Contractual Life (in years), Outstanding	4 years	4 years	7 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding		$ 1,419
Total Options Outstanding, Assumption of options pursuant to merger		243,389
Weighted Average Exercise Price, Assumption of options pursuant to merger		$ 83.54
Weighted Average Remaining Contractual Life (in years), Assumption of options pursuant to merger		4 years 4 months 24 days
Aggregate Intrinsic Value, Assumption of options pursuant to merger
Total Options Outstanding, Granted	55,299
Weighted Average Exercise Price, Granted	$ 1.28
Total Options Outstanding, Exercised		(48,571)
Weighted Average Exercise Price, Exercised		$ 0.35
Total Options Outstanding, Cancelled	(141,289)	(89,488)
Weighted Average Exercise Price, Cancelled	$ 75.45	$ 44.74
Total Options Outstanding, Outstanding ending balance	198,447	284,437	179,107
Weighted Average Exercise Price, Outstanding ending balance	$ 17.83	$ 49.67	$ 22.73
Aggregate Intrinsic Value, Outstanding	$ 27		$ 1,419
Total Options Outstanding, Exercisable	135,375	227,800
Weighted Average Exercise Price, Exercisable	$ 24.28	$ 51.97
Weighted Average Remaining Contractual Life (in years), Exercisable	7 years	10 months 24 days
Total Options Outstanding, Vested and expected to vest	198,447	284,437
Weighted Average Exercise Price, Vested and expected to vest	$ 17.83	$ 49.67
Weighted Average Remaining Contractual Life (in years), Vested and expected to vest		4 years
Aggregate Intrinsic Value, Vested and expected to vest	$ 27
Weighted Average Remaining Contractual Life (in years), Outstanding	7 years 10 months 24 days
Aggregate Intrinsic Value, Exercisable
Weighted Average Remaining Contractual Life (in years), Vested and expected to vest	7 years 10 months 24 days